General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended										3 Months Ended	12 Months Ended
	Feb. 10, 2017	Jan. 09, 2017	Sep. 28, 2015	Feb. 10, 2017	Feb. 03, 2017	Jan. 31, 2017	Oct. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Jun. 30, 2015	Oct. 31, 2014	Feb. 28, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Jul. 01, 2014	Dec. 31, 2013
General and Description Of Business [Abstract]
Parent, general partner ownership percentage															2.00%	2.00%	2.00%
Net Proceeds from Issuance of Common Limited Partners Units															$ 614	$ 59	$ 55
Goodwill															47	47	1,120
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current															91	84
Regulatory Assets, Noncurrent															299	305
Total regulatory assets															390	389
Regulatory Liabilities, Current															11	4
Regulatory Liabilities, Noncurrent															480	409
Total regulatory liabilities															$ 491	413
Minimum period of construction for capitalization of interest															3 months
Minimum total project cost for capitalization of interest															$ 1
WPZ Merger Public Unit Exchange [Member]
General and Description Of Business [Abstract]
Termination Fee			$ 428
Maximum Reduction Of Quarterly Incentive Distributions			$ 209
Basis of Presentation [Abstract]
Reduction in incentive distribution rights payment								$ 10	$ 209	$ 209
Canada Acquisition [Member]
Basis of Presentation [Abstract]
Payments to Acquire Businesses, Gross													$ 56	$ 31
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													25,577,521
Proceeds from Previous Acquisition												$ 56
Reduction in incentive distribution rights payment												$ 2
Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															62.00%
Basis of Presentation [Abstract]
Reduction in incentive distribution rights payment											$ 2
Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															50.00%
Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															69.00%
Caiman Energy II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															58.00%
Gulfstream Natural Gas System, L.L.C. [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															50.00%
Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															60.00%
Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															50.00%
The Williams Companies Inc [Member]
General and Description Of Business [Abstract]
Parent, limited partner ownership percentage															58.00%
Parent, general partner ownership percentage															2.00%
Northeast G&P [Member]
General and Description Of Business [Abstract]
Goodwill															$ 0	0	835
Northeast G&P [Member] | Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															62.00%
Northeast G&P [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage															41.00%
Northeast G&P [Member] | Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															69.00%
Northeast G&P [Member] | Caiman Energy II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															58.00%
Northeast G&P [Member] | Cardinal Gas Services LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage															66.00%
Atlantic Gulf [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															50.00%
Atlantic Gulf [Member] | Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															60.00%
Atlantic Gulf [Member] | Gulfstar One [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage															51.00%
Atlantic Gulf [Member] | Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage															41.00%
NGL And Petchem Services [Member] | Geismar [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage															88.50%
West [Member]
General and Description Of Business [Abstract]
Goodwill															$ 47	$ 47	$ 285
West [Member] | Conway Fractionator [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage															50.00%
West [Member] | Access Midstream Partners Acquisition [Member]
General and Description Of Business [Abstract]
Goodwill																			$ 499
West [Member] | Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															50.00%
West [Member] | Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage															50.00%
Subsequent Event [Member] | Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																		50.00%
Subsequent Event [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage																		66.00%
General Partner [Member] | Access Midstream Partners Acquisition [Member]
Basis of Presentation [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired																			50.00%	50.00%
Contracts in Barnett Shale and Mid-Continent regions [Member]
General and Description Of Business [Abstract]
Deferred Revenue, Additions															$ 820
Newly constructed assets [Member]
General and Description Of Business [Abstract]
Deferred Revenue, Additions							$ 104
Financial Repositioning [Member] | Subsequent Event [Member]
General and Description Of Business [Abstract]
Net Proceeds from Issuance of Common Limited Partners Units	$ 50	$ 10
Partners' Capital Account, Units, Sold in Private Placement					59,000,000
Financial Repositioning [Member] | Subsequent Event [Member] | The Williams Companies Inc [Member]
General and Description Of Business [Abstract]
Parent, limited partner ownership percentage				74.00%
Parent, general partner ownership percentage						2.00%
Partners' Capital Account, Units, Sale of Units		277,000				289,000,000
Net Proceeds from Issuance of Common Limited Partners Units	$ 50					$ 10
Partners' Capital Account, Units, Sold in Private Placement					59,000,000
Shares Issued, Price Per Share					$ 36.08586
Minimum [Member]
General and Description Of Business [Abstract]
Duration Of Period For Deferred Revenue Recognition															1 year
Maximum [Member]
General and Description Of Business [Abstract]
Duration Of Period For Deferred Revenue Recognition															25 years